Supplement to the Fidelity® Advisor Floating Rate High Income Fund
Class A, Class T, Class B, and Class C
August 9, 2000 Prospectus

The following information replaces the "Annual class operating expenses (paid from class assets)" section of the "Fee Table" beginning on page 4.

Annual class operating expenses (paid from class assets)

\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Class A	Class T	Class B	Class C
Management fee	0.68%	0.68%	0.68%	0.68%
Distribution and Service (12b-1) fee (including 0.15% Service fee only for Class B and 0.25% Service fee only for Class C)	0.15%	0.25%	0.70%	0.80%
Other expenses	0.45%	0.34%	0.46%	0.42%
Total annual class operating expensesA	1.28%	1.27%	1.84%	1.90%

A Effective August 16, 2000, FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Class A	Class T	Class B	Class C
Advisor Floating Rate High Income Fund	0.15%	0.25%	0.70%	0.80%

These arrangements will remain in effect through September 29, 2000.

Effective September 30, 2000, FMR has voluntarily agreed to reimburse Class A, Class T, Class B, and Class C of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of their respective average net assets, exceed the following rates:

\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\\	Class A	Class T	Class B	Class C
Advisor Floating Rate High Income Fund	1.10%	1.20%	1.65%	1.75%

These arrangements can be discontinued by FMR at any time.

AFR-00-01 September 14, 2000
1.746476.100

Supplement to the Fidelity® Advisor Floating Rate High Income Fund Institutional Class August 9, 2000 Prospectus

The following information replaces the "Annual class operating expenses (paid from class assets)" section of the "Fee Table" on page 4.

Annual class operating expenses (paid from class assets)

Institutional Class
Management fee	0.68%
Distribution and Service (12b-1) fee	None
Other expenses	0.29%
Total annual class operating expensesA	0.97%

A Effective August 16, 2000, FMR has voluntarily agreed to reimburse the total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses) of Institutional Class of the fund. This arrangement will remain in effect through September 29, 2000.

Effective September 30, 2000, FMR has voluntarily agreed to reimburse Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, and extraordinary expenses), as a percentage of its average net assets, exceed 0.95%. This arrangement can be discontinued by FMR at any time.

AFRI-00-01 September 14, 2000
1.746477.100